INCOME TAX AND DEFERRED TAX, Analysis of Deferred Tax Assets and Liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets [Abstract]
Deferred tax assets to be recovered after more than 12 months	$ 3,626,709	$ 7,846,119
Deferred tax assets to be recovered after less than 12 months	1,412,828	1,247,816
Deferred tax liabilities [Abstract]
Deferred tax liabilities taxable after more than 12 months	(25,574,208)	(28,787,450)
Deferred tax liabilities taxable after less than 12 months	(686,246)	(323,873)
Deferred tax liabilities, net	$ (21,220,917)	$ (20,017,388)